Basis of presentation - effect on pension obligation (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.70%	4.30%
Pension benefits | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	10.00%
Percentage of reasonably possible increase in actuarial assumption	10.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 306
Increase in actuarial assumption, effect on pension benefit obligation	€ (299)
Health care and life insurance plans | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.01%
Percentage of reasonably possible increase in actuarial assumption	0.01%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 30
Increase in actuarial assumption, effect on pension benefit obligation	€ (30)
Health care and life insurance plans | Actuarial assumption of health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ (45)
Increase in actuarial assumption, effect on pension benefit obligation	€ 54
Other post-employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.20%	1.00%
Other post-employment benefits | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 54
Increase in actuarial assumption, effect on pension benefit obligation	€ (47)
Other post-employment benefits | Actuarial assumption of health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 0
Increase in actuarial assumption, effect on pension benefit obligation	€ 0